Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating activities
Net income	$ 322.7	$ 415.0
Adjustments for:
Depreciation and amortization	460.1	414.7
Impairment of non-financial assets – net	58.8	7.1
Share of after-tax profit of equity accounted investees	(82.7)	(88.3)
Deferred income taxes	21.9	44.9
Investment tax credits	(7.7)	(10.1)
Equity-settled share-based payments expense	36.7	25.2
Defined benefit pension plans	18.1	34.6
Derivative financial assets and liabilities – net	13.8	(39.8)
Gain on remeasurement of previously held equity interest	0.0	(72.6)
Other	(12.1)	(31.3)
Changes in non-cash working capital	(37.7)	197.1
Net cash provided by operating activities	791.9	896.5
Investing activities
Business combinations, net of cash acquired	0.0	(308.0)
Property, plant and equipment expenditures	(287.8)	(356.2)
Proceeds from disposal of property, plant and equipment	5.4	19.4
Intangible assets expenditures	(73.7)	(87.9)
Net payments to equity accounted investees	(31.6)	(19.0)
Dividends received from equity accounted investees	79.6	28.7
Other	(11.2)	(9.3)
Net cash used in investing activities	(319.3)	(732.3)
Financing activities
Net repayment of borrowing under revolving credit facilities	0.0	(45.0)
Proceeds from long-term debt	89.5	331.5
Repayment of long-term debt	(278.9)	(321.3)
Repayment of lease liabilities	(61.1)	(59.9)
Net proceeds from the issuance of common shares	46.3	67.1
Repurchase and cancellation of common shares	(7.0)	(21.3)
Other	(1.5)	(0.9)
Net cash used in financing activities	(212.7)	(49.8)
Effect of foreign currency exchange differences on cash and cash equivalents	(1.2)	19.2
Net increase in cash and cash equivalents	258.7	133.6
Cash and cash equivalents, beginning of year	293.7	160.1
Cash and cash equivalents, end of year	$ 552.4	$ 293.7